Notes to the interim condensed consolidated statement of (income) loss - Share of net profit - Equity method (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Investments accounted for using the equity method
Research and development costs	€ (44,890)	€ (46,822)
General and administrative expenses	(14,713)	(7,701)
Net operating loss	(62,940)	(52,249)
Financial income	2,427	9,093
Financial expenses	(115,651)	(5,586)
Net financial income	(113,224)	3,507
Income tax	503	(119)
Net loss for the period	(175,882)	(49,029)
Exchange difference on translation of foreign operations	(77)	66
Items that will be reclassified subsequently to profit or loss	(260)	(220)
Total comprehensive loss	(176,049)	(49,175)
Share of net loss - Equity method	€ (220)	€ (168)
Hepalys Pharma, Inc
Investments accounted for using the equity method
Group's share in %	15.00%	15.00%	15.00%
Share of net loss	€ (334)	€ (235)
Elimination of downstream sales	113	66
Share of net loss - Equity method	(220)	(168)
Hepalys Pharma, Inc
Investments accounted for using the equity method
Research and development costs	0	(51)
General and administrative expenses	(2,155)	(1,475)
Net operating loss	(2,155)	(1,526)
Financial income	2	20
Financial expenses	(5)	(3)
Net financial income	(3)	17
Net loss for the period	(2,158)	(1,509)	€ (3,277)
Exchange difference on translation of foreign operations	(573)	(1,964)
Items that will be reclassified subsequently to profit or loss	(573)	(1,964)
Total comprehensive loss	€ (2,732)	€ (3,473)